Bank borrowings - Borrowing detail by currency - (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Non-Current Amount	$ 60,136	$ 13,911
Current Amount	79,876	43,251
Total	140,012	57,162
US Dollars
Borrowings [abstract]
Non-Current Amount	32,230	13,230
Current Amount		18
Total	32,230	13,248
Euros
Borrowings [abstract]
Non-Current Amount	27,906	681
Current Amount	62,266	43,233
Total	90,172	$ 43,914
Other.
Borrowings [abstract]
Current Amount	17,610
Total	$ 17,610